UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: January 31, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)

January 31, 2018

Short Term Yield Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 19.9%
Consumer Discretionary — 0.8%
Automobiles — 0.8%
Daimler Finance NA LLC, Senior Notes (3 mo. USD LIBOR + 0.250%)	1.641%	11/5/18	$500,000	$500,246	(a)(b)
Energy — 2.5%
Oil, Gas & Consumable Fuels — 2.5%
Exxon Mobil Corp., Senior Notes (3 mo. USD LIBOR + 0.780%)	2.261%	3/1/19	875,000	882,310	(a)
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.580%)	1.990%	11/10/18	335,000	336,600	(a)
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.450%)	1.863%	5/11/20	248,000	250,205	(a)
Total Energy				1,469,115
Financials — 15.2%
Banks — 12.7%
Australia & New Zealand Banking Group Ltd., Senior Notes (3 mo. USD LIBOR + 0.660%)	2.335%	9/23/19	825,000	831,012	(a)(b)
Bank of Montreal, Senior Bonds	1.400%	4/10/18	150,000	149,890
Bank of Montreal, Senior Notes (3 mo. USD LIBOR + 0.600%)	2.304%	4/9/18	350,000	350,353	(a)
Citibank N.A., Senior Notes (3 mo. USD LIBOR + 0.230%)	1.633%	11/9/18	1,000,000	1,000,696	(a)
Commonwealth Bank of Australia	1.625%	3/12/18	500,000	499,928
Commonwealth Bank of Australia, Senior Notes (3 mo. USD LIBOR + 0.640%)	2.032%	11/7/19	250,000	252,063	(a)(b)
Danske Bank A/S, Senior Notes (3 mo. USD LIBOR + 0.580%)	2.089%	9/6/19	560,000	563,272	(a)(b)
DBS Group Holdings Ltd., Senior Notes (3 mo. USD LIBOR + 0.490%)	2.013%	6/8/20	300,000	301,008	(a)(b)
HSBC Bank PLC, Senior Notes (3 mo. USD LIBOR + 0.640%)	2.056%	5/15/18	300,000	300,468	(a)(b)
ING Bank NV, Senior Notes (3 mo. USD LIBOR + 0.690%)	2.385%	10/1/19	300,000	302,113	(a)(b)
Mizuho Bank Ltd., Senior Notes (3 mo. USD LIBOR + 0.640%)	2.315%	3/26/18	500,000	500,410	(a)(b)
National Australia Bank Ltd., Senior Notes (3 mo. USD LIBOR + 0.640%)	2.385%	7/23/18	581,000	583,325	(a)(b)
Nordea Bank AB, Senior Notes (3 mo. USD LIBOR + 0.470%)	1.947%	5/29/20	591,000	593,883	(a)(b)
Sumitomo Mitsui Banking Corp., Senior Notes (3 mo. USD LIBOR + 0.740%)	2.485%	7/23/18	500,000	501,423	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	2.514%	1/17/20	500,000	498,974
Toronto-Dominion Bank, Senior Notes (3 mo. USD LIBOR + 0.550%)	2.317%	4/30/18	300,000	300,370	(a)
Total Banks				7,529,188

See Notes to Financial Statements.

Short Term Yield Portfolio 2018 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

January 31, 2018

Short Term Yield Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — 1.5%
Bank of New York Mellon Corp., Senior Notes (3 mo. USD LIBOR + 0.380%)	1.826%	5/22/18	$260,000	$260,279	(a)
UBS AG, Senior Notes (3 mo. USD LIBOR + 0.320%)	1.835%	12/7/18	667,000	668,057	(a)(b)
Total Capital Markets				928,336
Insurance — 1.0%
Berkshire Hathaway Finance Corp., Senior Notes (3 mo. USD LIBOR + 0.690%)	2.279%	3/15/19	581,000	585,515	(a)
Total Financials				9,043,039
Health Care — 0.6%
Biotechnology — 0.6%
Gilead Sciences Inc., Senior Notes (3 mo. USD LIBOR + 0.220%)	1.846%	3/20/19	374,000	374,567	(a)
Information Technology — 0.8%
Technology Hardware, Storage & Peripherals — 0.8%
Apple Inc., Senior Notes (3 mo. USD LIBOR + 0.820%)	2.274%	2/22/19	442,000	445,785	(a)
Total Corporate Bonds & Notes (Cost — $11,798,664)				11,832,752
Asset-Backed Securities — 2.9%
American Express Credit Account Master Trust, 2013-2 A (1 mo. USD LIBOR + 0.420%)	1.980%	5/17/21	150,000	150,414	(a)
Bank of America Credit Card Trust, 2014-A1 A (1 mo. USD LIBOR + 0.380%)	1.940%	6/15/21	245,000	245,762	(a)
BMW Floorplan Master Owner Trust, 2015-1A A (1 mo. USD LIBOR + 0.500%)	1.977%	7/15/20	350,000	350,727	(a)(b)
Educational Funding of the South Inc., 2011-1 A2 (3 mo. USD LIBOR + 0.650%)	2.017%	4/25/35	89,180	89,412	(a)
Ford Credit Floorplan Master Owner Trust, 2015-2 A2 (1 mo. USD LIBOR + 0.570%)	2.047%	1/15/22	150,000	151,201	(a)
GMF Floorplan Owner Revolving Trust, 2015-1 A2 (1 mo. USD LIBOR + 0.500%)	1.977%	5/15/20	400,000	400,464	(a)(b)
Golden Credit Card Trust, 2015-1A A (1 mo. USD LIBOR + 0.440%)	2.000%	2/15/20	260,000	260,035	(a)(b)
Honda Auto Receivables Owner Trust, 2015-2 A3	1.040%	2/21/19	64,494	64,423
SLM Student Loan Trust, 2012-5 A2 (1 mo. USD LIBOR + 0.300%)	1.861%	6/25/19	8,668	8,669	(a)
Total Asset-Backed Securities (Cost — $1,717,257)				1,721,107
Collateralized Mortgage Obligations (c) — 2.2%
Federal National Mortgage Association (FNMA), 2012-M11 FA (1 mo. USD LIBOR + 0.500%)	1.738%	8/25/19	69,599	69,637	(a)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	1.643%	12/20/60	110,787	110,497	(a)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	1.743%	12/20/60	206,672	206,726	(a)

See Notes to Financial Statements.

18	Short Term Yield Portfolio 2018 Semi-Annual Report

Short Term Yield Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (c) — continued
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	1.693%	2/20/61	$229,396	$229,110	(a)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. USD LIBOR + 0.480%)	1.723%	3/20/61	126,165	126,114	(a)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	1.743%	3/20/61	65,617	65,625	(a)
Government National Mortgage Association (GNMA), 2011-H19 FA (1 mo. USD LIBOR + 0.470%)	1.713%	8/20/61	63,809	63,766	(a)
Government National Mortgage Association (GNMA), 2012-H08 FA (1 mo. USD LIBOR + 0.600%)	1.843%	1/20/62	233,362	234,043	(a)
Government National Mortgage Association (GNMA), 2015-H26 FK (1 mo. USD LIBOR + 0.500%)	1.879%	5/20/61	198,360	198,481	(a)
Total Collateralized Mortgage Obligations (Cost — $1,303,404)				1,303,999
Total Investments before Short-Term Investments (Cost — $14,819,325)				14,857,858
Short-Term Investments — 74.8%
Certificates of Deposit — 42.8%
Bank of Montreal (3 mo. USD LIBOR + 0.280%)	1.671%	2/6/18	250,000	250,011	(a)
Bank of Montreal (1 mo. USD LIBOR + 0.130%)	1.691%	2/26/18	400,000	400,067	(a)
Bank of Montreal (3 mo. USD LIBOR + 0.250%)	1.955%	4/11/18	500,000	499,945	(a)
Bank of Montreal Chicago (1 mo. USD LIBOR + 0.320%)	1.887%	2/27/18	500,000	500,277	(a)
Bank of Nova Scotia (1 mo. USD LIBOR + 0.130%)	1.685%	2/7/18	350,000	350,076	(a)
Bank of Nova Scotia (1 mo. USD LIBOR + 0.160%)	1.721%	2/26/18	500,000	499,958	(a)
Bank of Nova Scotia (3 mo. USD LIBOR + 0.380%)	1.848%	2/28/18	510,000	511,436	(a)
Bank of Nova Scotia (3 mo. USD LIBOR + 0.250%)	1.959%	4/12/18	500,000	500,085	(a)
Bank of Tokyo-Mitsubishi UFJ NY (3 mo. USD LIBOR + 0.450%)	1.986%	3/9/18	700,000	700,710	(a)
Barclays Bank PLC (3 mo. USD LIBOR + 0.470%)	1.892%	2/20/18	350,000	350,511	(a)
Barclays Bank PLC (1 mo. USD LIBOR + 0.490%)	2.051%	2/20/18	450,000	450,151	(a)
Barclays Bank PLC	1.520%	3/30/18	250,000	249,940
Barclays Bank PLC	1.990%	8/1/18	250,000	249,957
BNP Paribas NY Branch (1 mo. USD LIBOR + 0.170%)	1.734%	2/5/18	289,000	289,013	(a)
BNP Paribas NY Branch (1 mo. USD LIBOR + 0.160%)	1.715%	2/8/18	275,000	275,018	(a)
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.490%)	2.058%	2/2/18	250,000	250,009	(a)
Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.230%)	1.621%	2/5/18	250,000	250,062	(a)
Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.360%)	1.757%	2/8/18	1,000,000	1,000,743	(a)
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.190%)	1.751%	2/22/18	250,000	250,089	(a)

See Notes to Financial Statements.

Short Term Yield Portfolio 2018 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

January 31, 2018

Short Term Yield Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.230%)	1.745%	3/7/18	$300,000	$300,062	(a)
Cooperatieve Rabobank U.A.	1.720%	10/19/18	800,000	798,425
Credit Agricole CIB (3 mo. USD LIBOR + 0.560%)	2.282%	4/13/18	300,000	300,364	(a)
Credit Suisse NY (1 mo. USD LIBOR + 0.250%)	1.818%	2/1/18	250,000	250,067	(a)
Credit Suisse NY (1 mo. USD LIBOR + 0.260%)	1.814%	2/12/18	250,000	250,111	(a)
Credit Suisse NY (1 mo. USD LIBOR + 0.260%)	1.827%	2/27/18	475,000	475,160	(a)
DnB NOR Bank ASA	1.680%	10/19/18	250,000	249,395
HSBC Bank USA (1 mo. USD LIBOR + 0.160%)	1.714%	2/12/18	500,000	500,086	(a)
Lloyds Bank PLC (1 mo. USD LIBOR + 0.180%)	1.740%	2/14/18	1,000,000	1,000,319	(a)
Lloyds Bank PLC (1 mo. USD LIBOR + 0.120%)	1.681%	2/26/18	250,000	250,058	(a)
Mitsubishi UFJ Trust & Banking NY (1 mo. USD LIBOR + 0.180%)	1.733%	2/9/18	350,000	350,027	(a)
Mizuho Bank Ltd. (3 mo. USD LIBOR + 0.500%)	2.175%	3/26/18	500,000	500,489	(a)
National Bank of Canada	1.550%	2/2/18	500,000	500,001
National Bank of Canada (1 mo. USD LIBOR + 0.230%)	1.791%	2/21/18	500,000	500,131	(a)
National Bank of Canada (3 mo. USD LIBOR + 0.180%)	1.822%	3/21/18	281,000	281,115	(a)
Natixis NY (3 mo. USD LIBOR + 0.300%)	1.697%	2/8/18	450,000	450,483	(a)
Norinchukin Bank (1 mo. USD LIBOR + 0.160%)	1.721%	2/22/18	500,000	500,145	(a)
Oversea-Chinese Banking Corp., Ltd. (1 mo. USD LIBOR + 0.110%)	1.678%	2/2/18	250,000	250,004	(a)
Oversea-Chinese Banking Corp., Ltd. (1 mo. USD LIBOR + 0.120%)	1.684%	2/2/18	301,000	301,060	(a)
Royal Bank of Canada (1 mo. USD LIBOR + 0.350%)	1.905%	2/7/18	250,000	250,108	(a)
Royal Bank of Canada (1 mo. USD LIBOR + 0.320%)	1.880%	2/18/18	100,000	100,047	(a)
Royal Bank of Canada (1 mo. USD LIBOR + 0.180%)	1.736%	2/20/18	500,000	500,032	(a)
Royal Bank of Canada (1 mo. USD LIBOR + 0.140%)	1.701%	2/26/18	500,000	500,134	(a)
Royal Bank of Canada	1.545%	7/13/18	500,000	499,207
Skandinaviska Enskilda Banken AB (1 mo. USD LIBOR + 0.260%)	1.817%	4/5/18	200,000	200,101	(a)
Societe Generale NY (3 mo. USD LIBOR + 0.360%)	2.035%	3/27/18	500,000	499,785	(a)
Standard Chartered Bank (1 mo. USD LIBOR + 0.210%)	1.770%	2/14/18	500,000	500,075	(a)
Standard Chartered Bank	1.620%	6/1/18	1,394,000	1,393,015
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.160%)	1.715%	2/7/18	250,000	250,015	(a)
Sumitomo Mitsui Banking Corp. (3 mo. USD LIBOR + 0.370%)	2.101%	4/17/18	1,000,000	1,000,423	(a)
Sumitomo Mitsui Banking Corp. (3 mo. USD LIBOR + 0.390%)	1.905%	12/7/18	940,000	940,427	(a)
Svenska Handelsbanken NY (3 mo. USD LIBOR + 0.210%)	1.587%	2/1/18	750,000	749,889	(a)
Svenska Handelsbanken NY (3 mo. USD LIBOR + 0.350%)	1.763%	8/13/18	250,000	250,125	(a)
Toronto Dominion Bank NY (3 mo. USD LIBOR + 0.270%)	1.651%	2/2/18	250,000	250,003	(a)
Toronto Dominion Bank NY (3 mo. USD LIBOR + 0.080%)	1.465%	2/5/18	500,000	500,287	(a)
Toronto Dominion Bank NY	1.370%	2/6/18	250,000	249,996
UBS AG (3 mo. USD LIBOR + 0.300%)	1.741%	2/21/18	500,000	500,084	(a)

See Notes to Financial Statements.

20	Short Term Yield Portfolio 2018 Semi-Annual Report

Short Term Yield Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Wells Fargo Bank N.A.	1.850%	6/1/18	$250,000	$250,023
Westpac Banking Corp.	2.060%	11/1/18	250,000	250,000
Total Certificates of Deposit (Cost — $25,461,044)				25,469,336
Commercial Paper — 32.0%
Abbey National Treasury Services PLC	1.705%	4/2/18	250,000	249,291	(d)
ABN AMRO Funding USA LLC	1.582%	3/2/18	260,000	259,656	(d)(e)
ABN AMRO Funding USA LLC	1.430-1.640%	3/8/18	1,300,000	1,297,915	(d)(e)
ABN AMRO Funding USA LLC	1.640%	3/9/18	250,000	249,587	(d)(e)
ANZ New Zealand International Ltd.	1.511%	4/12/18	500,000	498,523	(d)(e)
Australia & New Zealand Banking Group Ltd. (1 mo. USD LIBOR + 0.170%)	1.727%	9/5/18	310,000	309,993	(a)(b)(e)
Bank of Nova Scotia	2.114%	1/4/19	500,000	490,325	(d)(e)
BNP Paribas Fortis SA	1.912%	5/14/18	780,000	776,034	(d)
BNZ International Funding Ltd. (1 mo. USD LIBOR + 0.230%)	1.784%	10/10/18	500,000	500,130	(a)(e)
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.535%)	2.104%	3/1/18	500,000	500,000	(a)(e)
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.410%)	1.969%	2/16/18	381,000	381,090	(a)(e)
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.370%)	1.931%	2/23/18	500,000	500,152	(a)(e)
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.340%)	1.908%	3/1/18	250,000	250,090	(a)(e)
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.200%)	1.754%	10/11/18	250,000	249,989	(a)(b)(e)
Credit Suisse NY	1.633%	5/8/18	250,000	248,808	(d)
Credit Suisse NY	1.977%	6/26/18	250,000	248,121	(d)
Credit Suisse NY	1.898%	7/12/18	250,000	247,849	(d)
DBS Bank Ltd.	1.858%	3/15/18	250,000	249,516	(d)(e)
DnB NOR Bank ASA (1 mo. USD LIBOR + 0.160%)	1.717%	6/5/18	302,000	302,054	(a)(e)
DnB NOR Bank ASA (1 mo. USD LIBOR + 0.170%)	1.725%	6/6/18	390,000	390,083	(a)(e)
HSBC Bank PLC (1 mo. USD LIBOR + 0.230%)	1.790%	4/24/18	250,000	250,000	(a)(e)
HSBC Bank PLC (1 mo. USD LIBOR + 0.200%)	1.757%	11/5/18	250,000	250,021	(a)(e)
ING U.S. Funding LLC	1.491%	4/9/18	250,000	249,202	(d)
ING U.S. Funding LLC (1 mo. USD LIBOR + 0.240%)	1.802%	5/4/18	250,000	250,128	(a)
ING U.S. Funding LLC (1 mo. USD LIBOR + 0.220%)	1.774%	5/11/18	250,000	250,110	(a)
JPMorgan Securities LLC	1.593%	5/1/18	500,000	497,763	(d)
JPMorgan Securities LLC	1.935%	6/22/18	250,000	248,157	(d)
JPMorgan Securities LLC (1 mo. USD LIBOR + 0.260%)	1.816%	7/18/18	500,000	500,000	(a)

See Notes to Financial Statements.

Short Term Yield Portfolio 2018 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

January 31, 2018

Short Term Yield Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Landesbank Hessen-Thuringen	1.623%	2/13/18	$500,000	$499,734	(d)(e)
Landesbank Hessen-Thuringen	1.477-1.805%	2/14/18	650,000	649,627	(d)(e)
Landesbank Hessen-Thuringen	1.725%	3/20/18	400,000	399,174	(d)(e)
National Australia Bank Ltd. (1 mo. USD LIBOR + 0.100%)	1.655%	2/8/18	400,000	400,021	(a)(e)
National Australia Bank Ltd. (1 mo. USD LIBOR + 0.350%)	1.905%	3/6/18	250,000	250,105	(a)(e)
National Bank of Canada (1 mo. USD LIBOR + 0.120%)	1.678%	3/19/18	500,000	500,117	(a)(e)
Oversea-Chinese Banking Corp., Ltd.	1.489-1.715%	3/12/18	1,110,000	1,108,085	(d)(e)
Oversea-Chinese Banking Corp., Ltd.	1.830%	5/14/18	250,000	248,722	(d)(e)
Royal Bank of Canada	2.051%	10/15/18	250,000	246,423	(d)
Skandinaviska Enskilda Banken AB	2.019%	7/17/18	250,000	247,800	(d)(e)
Societe Generale SA (3 mo. USD LIBOR + 0.330%)	1.943%	3/19/18	250,000	250,140	(a)(b)(e)
Svenska Handelsbanken AB	1.390%	3/12/18	1,250,000	1,247,875	(d)(e)
Toronto Dominion Bank NY	1.400%	3/13/18	500,000	499,108	(d)(e)
UBS AG (3 mo. USD LIBOR + 0.200%)	1.679%	5/31/18	250,000	250,167	(a)(e)
UBS AG (3 mo. USD LIBOR + 0.230%)	1.633%	11/8/18	250,000	250,287	(a)(e)
UBS AG (1 mo. USD LIBOR + 0.320%)	1.881%	12/21/18	300,000	300,076	(a)(b)(e)
Westpac Banking Corp. (1 mo. USD LIBOR + 0.400%)	1.960%	2/16/18	400,000	400,093	(a)(e)
Westpac Banking Corp. (1 mo. USD LIBOR + 0.340%)	1.908%	3/1/18	272,000	272,098	(a)(e)
Westpac Banking Corp. (1 mo. USD LIBOR + 0.170%)	1.730%	5/24/18	284,000	284,059	(a)(e)
Total Commercial Paper (Cost — $18,996,572)				18,998,298
Total Short-Term Investments (Cost — $44,457,616)				44,467,634
Total Investments — 99.8% (Cost — $59,276,941)				59,325,492
Other Assets in Excess of Liabilities — 0.2%				96,331
Total Net Assets — 100.0%				$59,421,823

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)	Rate shown represents yield-to-maturity.

(e)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

See Notes to Financial Statements.

22	Short Term Yield Portfolio 2018 Semi-Annual Report

Statement of assets and liabilities (unaudited)

January 31, 2018

Assets:
Investments, at value (Cost — $59,276,941)	$59,325,492
Cash	8,995
Interest receivable	120,913
Prepaid expenses	560
Total Assets	59,455,960

Liabilities:
Trustees’ fees payable	102
Accrued expenses	34,035
Total Liabilities	34,137
Total Net Assets	$59,421,823

Represented by:
Paid-in capital	$59,421,823

See Notes to Financial Statements.

Short Term Yield Portfolio 2018 Semi-Annual Report	23

Statement of operations (unaudited)

For the Six Months Ended January 31, 2018

Investment Income:
Interest	$478,121

Expenses:
Investment management fee (Note 2)	29,850
Audit and tax fees	20,687
Legal fees	12,435
Fund accounting fees	11,849
Custody fees	1,388
Trustees’ fees	852
Commitment fees (Note 5)	342
Interest expense	227
Miscellaneous expenses	4,664
Total Expenses	82,294
Less: Fee waivers and/or expense reimbursements (Note 2)	(29,850)
Net Expenses	52,444
Net Investment Income	425,677

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	17
Change in Net Unrealized Appreciation (Depreciation) From Investments	(15,046)
Net Loss on Investments	(15,029)
Increase in Net Assets From Operations	$410,648

See Notes to Financial Statements.

24	Short Term Yield Portfolio 2018 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended January 31, 2018 (unaudited) and the Year Ended July 31, 2017	2018	2017

Operations:
Net investment income	$425,677	$660,122
Net realized gain (loss)	17	(1,810)
Change in net unrealized appreciation (depreciation)	(15,046)	58,011
Increase in Net Assets From Operations	410,648	716,323

Capital Transactions:
Proceeds from contributions	65,370	9,984
Value of withdrawals	(98,146)	(94,867)
Decrease in Net Assets From Capital Transactions	(32,776)	(84,883)
Increase in Net Assets	377,872	631,440

Net Assets:
Beginning of period	59,043,951	58,412,511
End of period*	$59,421,823	$59,043,951

See Notes to Financial Statements.

Short Term Yield Portfolio 2018 Semi-Annual Report	25

Financial highlights

For the years ended July 31, unless otherwise noted:
	2018[1]	2017	2016	2015[2]

Net assets, end of period (millions)	$59	$59	$58	$58
Total return[3]	0.72%	1.23%	0.71%	0.12%

Ratios to average net assets:
Gross expenses	0.28%[4]	0.27%	0.26%	0.41%[4]
Net expenses[5]	0.18 [4]	0.17	0.16	0.20 [4]
Net investment income	1.43 [4]	1.12	0.61	0.23 [4]

Portfolio turnover rate	19%	19%	36%	15%

[1]	For the six months ended January 31, 2018 (unaudited).

[2]	For the period August 26, 2014 (inception date) to July 31, 2015.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

26	Short Term Yield Portfolio 2018 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Short Term Yield Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At January 31, 2018, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

Short Term Yield Portfolio 2018 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

28	Short Term Yield Portfolio 2018 Semi-Annual Report

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes	—	$11,832,752	—	$11,832,752
Asset-backed securities	—	1,721,107	—	1,721,107
Collateralized mortgage obligations	—	1,303,999	—	1,303,999
Total long-term investments	—	14,857,858	—	14,857,858
Short-term investments†:
Certificates of deposit	—	25,469,336	—	25,469,336
Commercial paper	—	18,998,298	—	18,998,298
Total short-term investments	—	44,467,634	—	44,467,634
Total investments	—	$59,325,492	—	$59,325,492

†	See Schedule of Investments for additional detailed categorizations.

(b) Method of allocation. Net investment income and net realized and unrealized gains and/or losses of the Portfolio are allocated pro rata, based on respective ownership interests, among investors in the Portfolio.

(c) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Concentration risk. Under normal circumstances, the Portfolio will invest at least 25% of its assets in securities issued by companies in the financial services industry. The Portfolio is more susceptible to any economic, business, political, regulatory or other developments that adversely affect issuers in the financial services industry than a fund that does not concentrate its investments in the financial services industry.

Short Term Yield Portfolio 2018 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(h) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2017, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.

Expense amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended January 31, 2018, fees waived and/or expenses reimbursed amounted to $29,850.

30	Short Term Yield Portfolio 2018 Semi-Annual Report

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive placement agent.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended January 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$2,861,208	$163
Sales	6,049,814	233,343

At January 31, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$59,276,941	$52,789	$(4,238)	$48,551

4. Derivative instruments and hedging activities

During the six months ended January 31, 2018, the Portfolio did not invest in derivative instruments.

5. Redemption facility

The Portfolio and certain other participating funds within Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 19, 2018. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended January 31, 2018, the Portfolio incurred a commitment fee in the amount of $342. The Portfolio did not utilize the Redemption Facility during the six months ended January 31, 2018.

Short Term Yield Portfolio 2018 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

6. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. The Portfolio has adopted the amendments to Regulation S-X and, upon evaluation, has concluded that the amendments do not materially impact the financial statement amounts; however, as required, additional or enhanced disclosure has been included.

32	Short Term Yield Portfolio 2018 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 6-7, 2017, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Short Term Yield Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and asked questions and requested additional information from management. Throughout the prior year the Board had met with representatives of the Manager and the Subadviser, and had received information relevant to the renewal of the Management Agreement and the Sub-Advisory Agreement. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the November meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder fund in the Fund: Western Asset Short Term Yield Fund, a series of Legg Mason Partners Income Trust (the “Feeder Fund”). The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement.

Short Term Yield Portfolio	33

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Management Agreement and Sub-Advisory Agreement was in the best interests of the Fund’s shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadviser’s risk management processes.

34	Short Term Yield Portfolio

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also periodically reported to the Board on, among other things, its business plans and any organizational changes.

In considering the performance of the Fund, the Board received and considered performance information for the Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Board noted that the Feeder Fund’s performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore was relevant to the Board’s consideration of the Fund’s performance. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Feeder Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of a peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Feeder Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Feeder Fund’s performance in light of overall financial market conditions.

The information comparing the Feeder Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds (including the Feeder Fund) classified as short investment-grade debt funds by Broadridge, showed, among other data, that the Feeder Fund’s performance for the 1-year period ended June 30, 2017 was below the median. Additional comparative performance data provided to the Board indicated that the Feeder Fund’s performance for the 3-year period ended September 30, 2017 was below the median. The Board noted the explanations from the Manager and the Subadviser concerning the Feeder Fund’s relative performance versus the peer group for the period.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Short Term Yield Portfolio	35

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Management fees and expense ratios

The Board reviewed and considered the contractual management fee and the actual management fees paid by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Feeder Fund. The Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Broadridge comparing the Feeder Fund’s contractual management fee (the “Contractual Management Fee”) and the Feeder Fund’s actual management fee (the “Actual Management Fee”) and the Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including in particular that the data may vary depending on the selection of the peer group. The Board considered that the Feeder Fund’s assets represent a significant portion of the Fund’s assets. The Board also noted that the Feeder Fund’s expense information reflected both management fees and total expenses payable by the Feeder Fund as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager and/or the Subadviser to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Feeder Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of institutional funds (including the Feeder Fund) classified as short investment-grade debt funds and chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Feeder Fund’s actual total expense ratio also was below the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2027.

36	Short Term Yield Portfolio

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund and the Feeder Fund that invests in the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Feeder Fund’s Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels. The Board noted that although the Feeder Fund had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered, the Feeder Fund’s Contractual Management Fee was below the asset-weighted average of management fees paid by other funds in the same Broadridge investment classification/objective at the range of asset levels relevant to the Feeder Fund. The Board also noted that the Feeder Fund’s Contractual Management Fee and Actual Management Fee were below the median of the expense group. In addition, the Board noted the size of the Fund.

The Board determined that the management fee structure for the Fund, including breakpoints at the Feeder Fund level, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Feeder Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

Short Term Yield Portfolio	37

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 22, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	March 22, 2018